UNSECURED BORROWINGS, Unsecured Debt (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 03, 2014	Dec. 11, 2013	Dec. 31, 2016	Dec. 31, 2015
Unsecured Borrowings [Abstract]
Unsecured borrowings, net			$ 691,390	$ 689,409
Unsecured Borrowings [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			700,000	700,000
Unamortized debt discount and loan costs			(8,610)	(10,591)
Unsecured borrowings, net			691,390	689,409
Unsecured Borrowings [Member] | 2020 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			$ 375,000	375,000
Notes issued	$ 75,000	$ 300,000
Interest rate	6.75%	6.75%
Underwriting debt discount paid		$ 8,500
Percentage of principal paid as premium at time of issuance	104.75%
Maturity date			Dec. 15, 2020
Unsecured Borrowings [Member] | 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Outstanding principal balance			$ 325,000	$ 325,000
Notes issued	$ 325,000
Interest rate	6.375%
Maturity date			Oct. 15, 2021
Unsecured Borrowings [Member] | Additional 2020 Notes and 2021 Notes [Member]
Unsecured Borrowings [Abstract]
Underwriting debt discount paid	$ 3,400